Summary of Significant Accounting Policies - Schedule of Depreciation on Property and Equipment over the Estimated Useful Lives (Details)	Dec. 31, 2025
Computers, server & switch and office equipment [Member]
Schedule of Depreciation on Property and Equipment over the Estimated Useful Lives [Line Items]
Estimated useful lives	5 years
Wi-Fi terminals for data connectivity services [Member]
Schedule of Depreciation on Property and Equipment over the Estimated Useful Lives [Line Items]
Estimated useful lives	2 years
Leasehold Improvements [Member]
Schedule of Depreciation on Property and Equipment over the Estimated Useful Lives [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Over the shorter of lease term or 3 years